UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2020

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund

Annual Report
August 31, 2020

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission “SEC”, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (if you invest directly with a Fund) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-888-522-6239 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-888-522-6239 to let the Fund know of your request. Your election to receive in paper will apply to all Funds held in your account.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Fund Performance	7
Schedules of Investments	12
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	26
Notes to the Financial Statements	31
Report of Independent Registered Public
Accounting Firm	44
Additional Information on Fund Expenses	45
Additional Information	47

Dear Fellow Investors,

This past fiscal year was obviously dominated by the introduction and spread of COVID-19 around the world. A health tragedy of enormous proportions, it will likely take years to fully grasp the impact from this pandemic across our everyday lives. We hope that your family, friends and loved ones are all coping as best as possible during these incredibly trying times.

As for the Funds, thanks in large part to our history and focus in the technology sector, we were able to better withstand severe market volatility and emerge to post significantly positive results during the fiscal period. Whereas many sectors felt the full brunt of massive closures and/or reductions in economic activity, the technology sector was the beneficiary of a huge surge in demand across almost all categories. Stock prices rebounded swiftly from their lows for the year and then continued to power higher once many of these companies began to report acceleration in their businesses. Even areas such as advertising and marketing, which are usually hardest hit in an economic slowdown, continued to hold up much better than expected in the online world. Additionally, e-commerce and the digitization of payments surged, as many stayed home in order to comply with local mandates and to avoid the risk of getting sick. Comparable company analysis could be difficult for some of these companies as the worst of COVID-19 crisis passes, hopefully by sometime next year, but many of these underlying digitization trends are likely to persist in the long term and will ultimately make these companies bigger and more valuable more quickly than they would have otherwise been.

Technology stocks may have been the biggest beneficiary from recent developments, but much of the broader market has also shown impressive resiliency as both aggressive fiscal and monetary policy worked in tandem to bring many equity markets well above their March 2020 lows, with many recently making new all-time highs. While this may seem counterintuitive during a global pandemic, it’s become clearer now that all facets of the economy are not being treated equally by this virus, and most of the benefits are accruing to the larger companies in the indexes. We expect higher near-term volatility given the rebound in valuations and the uncertainty that now exists as investors worry about a potential second wave of the Coronavirus as well an election season that has paralyzed additional fiscal stimulus. However, our focus remains more forward-looking, and we believe once we get past the election season and have some positive news on vaccines and therapeutics, the global economy is likely to experience a significant rebound in 2021.

As such, we continue to increase our weightings in those small- to mid-sized businesses, whose valuations remain more modest and which should benefit from a broader, healthier economic expansion.

Jacob Internet Fund

The Jacob Internet Fund was up 55.45% for the fiscal period ended August 31, 2020, while the NASDAQ Composite Index rose 49.46% over the same period. As we outlined earlier, the technology sector overall was quite strong in the period, with the most impressive performance among the largest names. We are especially pleased that our portfolio held its own during the period, which consist of a more diversified approach among different market capitalizations.

Our best performing name through much of the year was Teledoc, up over 272% in the period. A provider of video telehealth services, Teledoc not only has benefitted from stay-at-home advisories, but also from the urging of many government officials to utilize telehealth services where available. The largest position in the Fund over the period was Digital Turbine, advancing more than 217%, as they also experienced a material uptick in mobile phone usage and downloads during the pandemic. A recent acquisition (Mobile Posse) almost immediately contributed nicely to their results. Online payments pioneer, Square, was up over 158% in the period, as the company was a clear winner in a rapid increase in e-commerce and the acceleration in growth of its popular Cash App. More surprisingly, another top performing name was Zillow, up over 149% in the period. The rush to leave urban areas and find larger properties in less congested neighborhoods, combined with even lower interest rates, led to a surge in new home buying activity across many geographies. Rounding out the most impactful positions for the Fund’s performance was Twilio, up over 106% in the period. Already dominant in digital messaging pre-coronavirus, they provided a lifeline for many businesses scrambling to connect with their customers.

Many of the worst performing names in the period were mainly our smaller positions, with only a few having a material negative impact. As might be expected, Yelp was one underperformer, due to its exposure to the small businesses most impacted by closures, down over 31% in the period. Tabula Rasa, whose business includes distributing drugs mainly through senior centers could not escape the impact of increased patient deaths, center closures and distracted healthcare providers, and was down about 11% in the period. Finally, Twitter, one of our larger holdings in the Fund, was down about 5% in the period, as some all-too-common operational issues led to uneven sales performance. As in the past, we believe many of these issues are transitory, and still are confident in the growth and durability of the Twitter platform.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund (Investor Class) had total returns of 31.83% through August 31, 2020 while the Russell 2000 Growth Index rose 17.28% over the same period. While most of the Fund’s holdings contributed to this significant outperformance, there was a wider discrepancy between winners and losers, depending how each sector fared during the onset of coronavirus.

Although a modest-sized position, Chemocentryx was up over 705% and was the top performer in the period. Clinical results for their lead drug (Avacopan) showed impressive results for the treatment of ANCA-associated vasculitis. As the current standard of care is steroids, if Avacopan treatment had only been as effective, it would have been deemed a success. The superior results explain the dramatic move in the stock price, as it should quickly replace steroids for treatment of this disease, as well as have potential for further indications. Another long-time large position, iCAD, was up an impressive 59% in the period. The rollout of its new ProFound AI software has been slowed due to the pandemic, but still exceeded expectations, with the distinct benefits of more accurate, quicker readouts for radiologists. Additionally, its Xoft radiation treatment system, is showing encouraging results in brain cancer, which could demonstrate the possibility of a much broader market opportunity. Teledoc, Digital Turbine and Zillow were all also contributors to Small Cap’s outperformance over the period, so much so in the case of Teledoc and Zillow that they were sold from the portfolio after exceeding the market cap guidelines for this Fund.

The Fund was most negatively affected in the period by our energy and commodity holdings, which in most cases have been sold or greatly reduced over the course of the fiscal year. While individually these positions tended to be small, they are some of the most sensitive to global growth forecasts and started to significantly underperform as news regarding the coronavirus became more dire. The worst-performing holding was oil driller Callon Petroleum, down over -83% in the period. Following its merger with Carrizo Oil & Gas, energy prices dropped precipitously, leaving investors questioning its ability to finance future operations and leading to the exit of our position. Arch Resources, another victim of lower commodity prices, saw its share price drop over -49% in the period. However, because of Arch’s modest debt, and significant working capital, it remains a small holding in the Fund. Rounding out the most negatively impactful holdings in the period would be Aerie Pharmaceuticals, down over -49% in the period. Aerie was mainly a victim of a recent drug launch, which can be difficult under normal conditions, into an environment where many practitioners shut down and/or went virtual, leading to a shortfall in original sales forecasts.

Jacob Micro Cap Growth Fund

The Jacob Micro Cap Growth Fund (Investor Class) was up 39.90% for the fiscal period ended August 31, 2020 while the Russell Micro Cap Growth Index rose 27.72% over the same period. We are pleased that the Fund has again surpassed its benchmark, and are encouraged that this was the first year in quite some time that the microcap universe outperformed the broader small cap universe, which in general outperformed the larger market indexes. The median market cap of the holdings in our Fund is well below that of our microcap peer funds, and obviously much further below that of the small cap category we are put into by the mutual fund ratings companies like Morningstar and Lipper.

It won’t come as a surprise, but technology and health care stocks were largely responsible for the Fund’s outperformance this fiscal year. All of the top 5 and 9 of the top 10 biggest returns the Fund saw came from these two sectors. The lone exception was MammaMancini’s Holdings, a small New Jersey-based manufacturer – but savvy marketer – of meatballs and a new investment for the Fund during the year. We discussed several of the other names that guided the Fund higher in the year in the Small Cap Fund section, such as Chemocentryx, iCAD, and Digital Turbine. We should also point out the Micro Cap Fund also benefitted from a number of new health care investments whose products and technologies have a role to play in the current and future fight against CV-19, such as Arcturus Therapeutics, which is developing a vaccine using its innovative mRNA liposomal delivery platform and was up 345% during the period, and Cytosorbents, up 54%, whose blood filtering product is being used to try and prevent or calm the cytokine storms that have often been killing the sickest Covid patients. Without question, the Covid pandemic has boosted the performance of these stocks, but both companies are investing in products and technologies which should succeed even if Covid disappears as a significant threat.

Also, not a surprise, but our more economic discretionary holdings littered our list of underperformers, most of which were very small positions in the portfolio, and many of which were sold well above their all-time lows. Among them: RTW Retailwinds, a land-based retailer which ultimately filed for bankruptcy and was down 74%, and soft drink maker Reed’s, down 78%. We still remain skeptical of names that will depend on a broad consumer-driven economic recovery; However, we are actively trying to diversify the holdings of the Fund to somewhat lessen our exposure to technology and health care stocks. While these two sectors will likely always form the core nucleus of the Fund, since they offer the best growth potential, we continue to try and look farther afield for some of our newer investments. But rest assured, we plan on maintaining our singular focus of looking at the underfollowed, under-researched, underappreciated universe of small, but very promising companies.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you again for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the internet area, particularly with respect to smaller capitalized companies and the high volatility of internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedules of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell Microcap Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2020
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2020
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2020
(as a percentage of total investments)
(Unaudited)

Fund Performance
Comparison of $10,000 Investment in
Jacob Internet Fund vs. Indices (Unaudited)

	Average Annual Total Returns
	through August 31, 2020
	One Year	Five Year	Ten Year
Jacob Internet Fund	55.45%	24.36%	19.10%
S&P 500® Index	21.94%	14.46%	15.16%
NASDAQ Composite Index	49.46%	21.16%	20.19%
NASDAQ Internet Index	60.22%	25.30%	23.44%

The Standard & Poor’s 500® Index (S&P 500®) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The NASDAQ Internet Index (QNET) is a modified market capitalization-weighted index designed to track the performance of the largest and most liquid U.S.-listed companies engaged in internet-related businesses.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on September 1, 2010 and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Fund Performance
Comparison of $100,000 Investment in
Jacob Small Cap Growth Fund Institutional Class vs. Russell 2000 Growth Index (Unaudited)

	Average Annual Total Returns
	through August 31, 2020
	One Year	Five Year	Since Inception
Jacob Small Cap Growth Fund Institutional Class	32.23%	11.15%	12.38%
Russell 2000 Growth Index	17.28%	10.45%	13.44%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $100,000 made on November 12, 2012 (commencement of operations) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Fund Performance
Comparison of $10,000 Investment in
Jacob Small Cap Growth Fund Investor Class vs. Russell 2000 Growth Index (Unaudited)

	Average Annual Total Returns
	through August 31, 2020
	One Year	Five Year	Ten Year
Jacob Small Cap Growth Fund Investor Class	31.83%	10.83%	11.72%
Russell 2000 Growth Index	17.28%	10.45%	14.07%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on August 31, 2010 and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Fund Performance
Comparison of $100,000 Investment in
Jacob Micro Cap Growth Fund Institutional Class vs. Indices (Unaudited)

	Average Annual Total Returns
	through August 31, 2020
	One Year	Five Year	Since Inception*
Jacob Micro Cap Growth Fund Institutional Class	40.19%	15.50%	13.05%
Russell Microcap Growth Index	27.72%	6.94%	10.49%
Russell 2000 Growth Index	17.28%	10.45%	12.51%

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $100,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
_______________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

Fund Performance
Comparison of $10,000 Investment in
Jacob Micro Cap Growth Fund Investor Class vs. Indices (Unaudited)

	Average Annual Total Returns
	through August 31, 2020
	One Year	Five Year	Since Inception*
Jacob Micro Cap Growth Fund Investor Class	39.90%	15.22%	12.74%
Russell Microcap Growth Index	27.72%	6.94%	10.49%
Russell 2000 Growth Index	17.28%	10.45%	12.51%

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
_______________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2020

Shares				Value
	COMMON STOCKS		99.8%
	Blank Checks	1.8%
117,500	Netfin Acquisition Corp.—Class A*			$1,236,100
	Business Services	16.0%
640,000	Castlight Health, Inc.—Class B*			883,200
22,200	JOYY, Inc.—Class A—ADR^*			1,896,768
203,275	OptimizeRx Corp.*			4,098,024
2,200	PayPal Holdings, Inc.*			449,108
43,675	Zillow Group, Inc.—Class C*			3,745,568
				11,072,668
	Calculating and Accounting
	Machines (No Electronic Computers)	3.4%
258,100	USA Technologies, Inc.*			2,361,615
	Catalog & Mail—Order Houses	3.2%
7,800	Alibaba Group Holding Ltd.—ADR*^			2,238,834
	Communications Equipment	2.6%
321,740	Powerfleet, Inc.*			1,808,179
	Computer Peripheral Equipment	4.3%
230,911	Immersion Corp.*			2,195,963
30,300	Impinj, Inc.*			740,835
				2,936,798
	Computer Programming, Data Processing, Etc.	20.5%
1,800	Alphabet, Inc.—Class C*			2,941,524
7,600	Facebook, Inc.—Class A*			2,228,320
15,000	MongoDB, Inc.—Class A*			3,507,000
85,000	SVMK, Inc.*			2,115,650
5,000	Tencent Holdings Ltd. (HK)(a)			341,592
74,317	Twitter, Inc.*			3,015,784
				14,149,870
	Direct Mail Advertising Services	3.0%
189,817	SharpSpring, Inc.*			2,084,190
	Electronic Computers	0.8%
4,000	Apple, Inc.			516,160
	In Vitro & In Vivo Diagnostic Substances	1.5%
7,600	Livongo Health, Inc.*			1,043,480

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2020

Shares				Value
	COMMON STOCKS—(Continued)		99.8%
	Miscellaneous Amusement & Recreation	1.1%
22,000	DraftKings, Inc.—Class A*			$777,920
	Offices & Clinics of Doctors of Medicine	0.2%
700	Teladoc Health, Inc.*			150,983
	Patent Owners & Lessors	11.7%
335,096	Digital Turbine, Inc.*			8,105,972
	Personal Services	2.5%
75,200	Yelp, Inc.—Class A*			1,738,624
	Prepackaged Software	20.0%
179,079	Inspired Entertainment, Inc.*			641,103
2,400	Paylocity Holding Corp.*			353,400
26,660	SINA Corp.*^			1,084,662
34,000	Square, Inc.—Class A*			5,425,040
17,500	Tabula Rasa HealthCare, Inc.*			885,500
20,200	Twilio, Inc.—Class A*			5,449,152
				13,838,857
	Radio, Television, and Publishers’
	Advertising Representatives	2.1%
72,800	Yext, Inc.*			1,445,808
	Real Estate	1.6%
477,681	Leju Holdings Ltd.—ADR*^			1,132,104
	Security Brokers, Dealers, and Flotation Companies	1.0%
925,000	Voyager Digital Ltd.*^			706,654
	Semiconductors and Related Devices	1.8%
28,600	CEVA, Inc.*			1,208,350
	State Commercial Banks	0.7%
31,988	First Internet Bancorp			467,345
	TOTAL COMMON STOCKS (Cost $32,368,038)			69,020,511

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2020

Shares			Value
	MONEY MARKET FUND	0.3%
180,684	First American Government Obligations Fund—Class X, 0.07%(b)		$180,684
	TOTAL MONEY MARKET FUND (Cost $180,684)		180,684
	TOTAL INVESTMENTS (Cost $32,548,722)—100.1%		69,201,195
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(75,695)
	TOTAL NET ASSETS—100.0%		$69,125,500

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security.
(b)	7-day yield.
ADR	American Depositary Receipt.
(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2020

Shares				Value
	COMMON STOCKS		99.8%
	Biological Products, (No Diagnostic Substances)	6.9%
50,000	Aerie Pharmaceuticals, Inc.*			$550,000
5,800	Krystal Biotech, Inc.*			277,298
14,600	Mesoblast Ltd.—ADR*^			282,656
21,000	Precision BioSciences, Inc.*			118,440
				1,228,394
	Bituminous Coal & Lignite Surface Mining	0.4%
2,000	Arch Resources, Inc.—Class A			75,340
	Blank Checks	1.9%
32,500	Netfin Acquisition Corp.—Class A*			341,900
	Business Services	9.3%
6,200	JOYY, Inc.—Class A—ADR^*			529,728
56,000	OptimizeRx Corp.*			1,128,960
				1,658,688
	Calculating and Accounting
	Machines (No Electronic Computers)	3.7%
72,300	USA Technologies, Inc.*			661,545
	Chemical and Fertilizer Mineral Mining	1.2%
27,800	Nexa Resources SA^			217,952
	Computer Peripheral Equipment	4.7%
65,700	Immersion Corp.*			624,807
9,000	Impinj, Inc.*			220,050
				844,857
	Computer Programming, Data Processing, Etc.	3.4%
24,000	SVMK, Inc.*			597,360
	Eating Places	3.7%
8,000	BJ’s Restaurants, Inc.			252,160
14,000	Cheesecake Factory, Inc.			413,420
				665,580
	Family Clothing Stores	6.3%
66,000	American Eagle Outfitters, Inc.			832,260
12,600	Urban Outfitters, Inc.*			296,604
				1,128,864

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2020

Shares				Value
	COMMON STOCKS—(Continued)		99.8%
	In Vitro & In Vivo Diagnostic Substances	0.9%
1,200	Livongo Health, Inc.*			$164,760
	Industrial Organic Chemicals	5.4%
70,046	Codexis, Inc.*			966,635
	Medical Laboratories	1.1%
5,617	CareDx, Inc.*			191,821
	Metal Mining	1.5%
200,000	Western Copper & Gold Corp.*^			256,000
	Miscellaneous Business Services	0.1%
200	NV5 Global, Inc.*			10,354
	Patent Owners & Lessors	12.7%
93,500	Digital Turbine, Inc.*			2,261,765
	Personal Services	2.5%
19,200	Yelp, Inc.—Class A*			443,904
	Pharmaceutical Preparations	13.7%
8,400	Apellis Pharmaceuticals, Inc.*			258,972
6,200	Arcturus Therapeutics Holdings, Inc.*			299,088
11,634	Esperion Therapeutics, Inc.*			419,987
36,500	Harrow Health, Inc.*			251,485
20,000	Heron Therapeutics, Inc.*			286,000
20,000	Ideaya Biosciences, Inc.*			242,000
27,500	NeuBase Therapeutics, Inc.*			220,825
38,400	Omeros Corp.*			458,880
				2,437,237
	Prepackaged Software	2.4%
47,792	Inspired Entertainment, Inc.*			171,095
5,100	Tabula Rasa HealthCare, Inc.*			258,060
				429,155
	Radio, Television, and Publishers’
	Advertising Representatives	2.3%
20,400	Yext, Inc.*			405,144
	Real Estate	3.4%
138,050	Leju Holdings Ltd.—ADR*^			327,179
15,870	Rafael Holdings, Inc.—Class B*			276,455
				603,634

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2020

Shares				Value
	COMMON STOCKS—(Continued)		99.8%
	Semiconductors and Related Devices	1.9%
8,100	CEVA, Inc.*			$342,225
	State Commercial Banks	0.4%
5,270	First Internet Bancorp			76,995
	Surgical and Medical Instruments and Apparatus	10.0%
160,800	Alphatec Holdings, Inc.*			963,192
75,100	iCAD, Inc.*			813,333
				1,776,525
	TOTAL COMMON STOCKS (Cost $11,857,341)			17,786,634

	MONEY MARKET FUND		0.5%
94,733	First American Government Obligations Fund—Class X, 0.07%(a)			94,733
	TOTAL MONEY MARKET FUND (Cost $94,733)			94,733
	TOTAL INVESTMENTS (Cost $11,952,074)—100.3%			17,881,367
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%			(45,765)
	TOTAL NET ASSETS—100.0%			$17,835,602

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2020

Shares				Value
	COMMON STOCKS		89.9%
	Apparel and Accessory Stores	2.1%
69,800	Tilly’s, Inc.—Class A			$442,532
	Biological Products, (No Diagnostic Substances)	6.3%
25,100	Aerie Pharmaceuticals, Inc.*			276,100
15,500	BrainStorm Cell Therapeutics, Inc.*			195,455
45,000	IMV, Inc.*^			187,650
5,500	Krystal Biotech, Inc.*			262,955
14,600	Mesoblast Ltd.—ADR*^			282,656
21,000	Precision BioSciences, Inc.*			118,440
				1,323,256
	Blank Checks	2.0%
40,000	Netfin Acquisition Corp. —Class A*			420,800
	Business Services	5.8%
55,793	OptimizeRx Corp.*			1,124,787
170,000	Score Media and Gaming, Inc.—(CAD)*			80,806
				1,205,593
	Calculating and Accounting
	Machines (No Electronic Computers)	3.1%
70,800	USA Technologies, Inc.*			647,820
	Communications Equipment	3.4%
127,599	Powerfleet, Inc.*			717,106
	Computer & Office Equipment	0.1%
1,000	IntriCon Corp.*			12,140
	Computer Communications Equipment	1.9%
72,879	Lantronix, Inc.*			391,360
	Computer Peripheral Equipment	6.0%
82,000	Identiv, Inc.*			505,940
53,174	Immersion Corp.*			505,685
10,000	Impinj, Inc.*			244,500
				1,256,125
	Computer Processing & Data Preparation	2.9%
190,000	Castlight Health, Inc.—Class B*			262,200
70,958	Park City Group, Inc.*			351,952
				614,152

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2020

Shares				Value
	COMMON STOCKS—(Continued)		89.9%
	Direct Mail Advertising Services	3.3%
62,415	SharpSpring, Inc.*			$685,317
	Eating Places	2.3%
8,000	BJ’s Restaurants, Inc.			252,160
7,700	Cheesecake Factory, Inc.			227,381
				479,541
	Gold and Silver Ores	1.1%
690,000	Solitario Zinc Corp.*			241,086
	Help Supply Services	1.4%
30,000	Hudson Global, Inc.*			288,600
	Industrial Organic Chemicals	4.0%
61,006	Codexis, Inc.*			841,883
	Medicinal Chemicals and Botanical Products	0.4%
16,000	ChromaDex Corp.*			79,200
	Metal Mining	1.2%
200,000	Western Copper & Gold Corp.*^			256,000
	Mining & Quarrying of Nonmetallic Mineral (No Fuels)	1.3%
200,000	Azimut Exploration, Inc.*^			266,914
	Patent Owners & Lessors	9.5%
82,300	Digital Turbine, Inc.*			1,990,837
	Pharmaceutical Preparations	12.9%
8,000	Arcturus Therapeutics Holdings, Inc.*			385,920
130,000	Athersys, Inc.*			283,400
86,000	DiaMedica Therapeutics, Inc.*			408,500
8,800	Esperion Therapeutics, Inc.*			317,680
47,889	Harrow Health, Inc.*			329,955
20,000	Ideaya Biosciences, Inc.*			242,000
30,000	NeuBase Therapeutics, Inc.*			240,900
40,400	Omeros Corp.*			482,780
				2,691,135
	Prepackaged Software	1.9%
47,010	Inspired Entertainment, Inc.*			168,296
45,000	Qumu Corp.*			239,850
				408,146

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2020

Shares				Value
	COMMON STOCKS—(Continued)		89.9%
	Real Estate	3.3%
160,869	Leju Holdings Ltd.—ADR*^			$381,259
18,130	Rafael Holdings, Inc.—Class B*			315,825
				697,084
	Sausages & Other Prepared Meal Products	1.2%
121,600	MamaMancini’s Holdings, Inc.*			243,200
	Security Brokers, Dealers, and Flotation Companies	1.0%
275,000	Voyager Digital Ltd.*^			210,086
	Semiconductors and Related Devices	1.7%
8,240	CEVA, Inc.*			348,140
	State Commercial Banks	0.5%
7,015	First Internet Bancorp			102,489
	Surgical and Medical Instruments and Apparatus	9.3%
140,500	Alphatec Holdings, Inc.*			841,595
26,000	CytoSorbents Corp.*			219,440
81,660	iCAD, Inc.*			884,378
				1,945,413
	TOTAL COMMON STOCKS (Cost $11,805,568)			18,805,955

	MONEY MARKET FUND		10.1%
2,111,998	First American Government Obligations Fund—Class X, 0.07%(a)			2,111,998
	TOTAL MONEY MARKET FUND (Cost $2,111,998)			2,111,998
	TOTAL INVESTMENTS (Cost $13,917,566)—100.0%			20,917,953
	OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%			4,702
	TOTAL NET ASSETS—100.0%			$20,922,655

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.
(CAD)	Security denominated in Canadian dollars. Value translated into U.S. Dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2020

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Assets:
Investments, at value (cost $32,548,722, $11,952,074 and
$13,917,566, respectively)	$69,201,195	$17,881,367	$20,917,953
Receivable for capital shares sold	134,149	—	49,832
Dividend and interest receivable	3,699	1,154	1,185
Due from Adviser	—	1,611	—
Prepaid expenses and other assets	18,252	12,302	11,982
Total Assets	69,357,295	17,896,434	20,980,952

Liabilities:
Payable for capital shares repurchased	36,458	3,041	2,437
Payable for investment adviser fees	68,505	—	2,959
Payable for distribution and shareholder
servicing expenses – Investor Class (see Note 7)	34,040	3,729	1,971
Accrued accounting fees	5,212	5,820	5,900
Accrued administration fees	12,123	7,438	5,891
Accrued audit fees	16,000	16,000	16,000
Accrued directors fees	17,922	4,981	5,125
Accrued legal fees	11,567	3,184	3,392
Accrued transfer agent fees	20,864	12,145	11,214
Accrued expenses and other liabilities	9,104	4,494	3,408
Total Liabilities	231,795	60,832	58,297
Net Assets	$69,125,500	$17,835,602	$20,922,655

Net Assets Consist Of:
Capital Stock	$26,326,138	$11,547,905	$13,950,825
Total distributable earnings	42,799,362	6,287,697	6,971,830
Total Net Assets	$69,125,500	$17,835,602	$20,922,655

Institutional Class(1)
Net Assets	$—	$12,798,560	$13,248,732
Shares outstanding(3)	—	415,524	490,646
Net asset value, redemption price and offering price per share(2)	$—	$30.80	$27.00
Investor Class
Net Assets	$69,125,500	$5,037,042	$7,673,923
Shares outstanding(3)	9,630,182	167,119	311,367
Net asset value, redemption price and offering price per share(2)	$7.18	$30.14	$24.65
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.
(3)	20 billion shares of $0.001 par value authorized for the Trust.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2020

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Investment Income:
Dividend income	$29,795	$35,350 (1)	$37,336
Interest income	7,095	845	7,382
Total Investment Income	36,890	36,195	44,718

Expenses:
Investment advisor fees	607,688	122,194	161,993
Distribution and shareholder servicing expenses – Investor Class (See Note 7)	121,538	11,018	10,263
Administration fees	63,063	46,298	44,542
Fund accounting fees	29,168	34,817	35,244
Transfer agent fees	120,373	69,830	68,777
Custody fees	8,056	8,064	8,284
Federal and state registration	23,756	34,063	34,815
Insurance expense	10,147	3,773	2,597
Audit fees	16,000	16,000	16,000
Legal fees	123,770	25,299	23,976
Printing and mailing of reports to shareholders	18,195	6,346	5,648
Directors’ fees	66,671	20,334	21,024
Miscellaneous expenses	5,833	3,722	3,789
Total Expenses	1,214,258	401,758	436,952
Expense Waiver (See Note 6)	—	(90,687)	(130,104)
Net Expenses	1,214,258	311,071	306,848
Net Investment Loss	(1,177,368)	(274,876)	(262,130)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	10,659,342	1,648,331	867,835
Change in net unrealized appreciation on investments	14,966,965	3,087,624	4,509,065
Net realized and unrealized gain on investments	25,626,307	4,735,955	5,376,900
Net Increase in Net Assets Resulting from Operations	$24,448,939	$4,461,079	$5,114,770
_______________

(1)	Net of $2,220 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2020	August 31, 2019
Operations:
Net investment loss	$(1,177,368)	$(1,002,420)
Net realized gain on investment transactions	10,659,342	7,290,117
Change in net unrealized appreciation/depreciation on investments	14,966,965	(4,335,824)
Net increase in net assets resulting from operations	24,448,939	1,951,873

Distributions to Shareholders:
Net dividends and distributions to shareholders	(5,360,215)	(3,389,843)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	3,876,627	2,687,576
Proceeds from reinvestment of distribution	5,136,769	3,286,016
Cost of shares redeemed	(8,744,480)	(6,012,187)
Redemption fees	2,321	1,640
Net increase (decrease) in net assets resulting from capital share transactions	271,237	(36,955)

Net Increase (Decrease) in Net Assets	19,359,961	(1,474,925)
Net Assets:
Beginning of year	49,765,539	51,240,464
End of year	$69,125,500	$49,765,539

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2020	August 31, 2019
Operations:
Net investment loss	$(274,876)	$(291,082)
Net realized gain on investment transactions	1,648,331	1,534,426
Change in net unrealized appreciation/depreciation on investments	3,087,624	(4,650,575)
Net increase (decrease) in net assets resulting from operations	4,461,079	(3,407,231)

Distributions to Shareholders:
Net dividends and distributions to shareholders	(421,908)	(185,341)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	302,242	2,020,659
Proceeds from reinvestment of distribution	409,749	180,320
Cost of shares redeemed	(2,279,216)	(4,284,941)
Redemption fees	193	3,377
Net decrease in net assets resulting from capital share transactions	(1,567,032)	(2,080,585)

Net Increase (Decrease) in Net Assets	2,472,139	(5,673,157)
Net Assets:
Beginning of year	15,363,463	21,036,620
End of year	$17,835,602	$15,363,463

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2020	August 31, 2019
Operations:
Net investment loss	$(262,130)	$(208,054)
Net realized gain on investment transactions	867,835	1,469,686
Change in net unrealized appreciation/depreciation on investments	4,509,065	(771,840)
Net increase in net assets resulting from operations	5,114,770	489,792

Capital Share Transactions: (Note 3)
Proceeds from shares sold	6,809,883	4,766,646
Cost of shares redeemed	(5,099,142)	(3,118,002)
Redemption fees	3,136	3,235
Net increase in net assets resulting from capital share transactions	1,713,877	1,651,879

Net Increase in Net Assets	6,828,647	2,141,671
Net Assets:
Beginning of year	14,094,008	11,952,337
End of year	$20,922,655	$14,094,008

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2020		2019		2018		2017		2016
Per Share Data:
Net asset value, beginning of year	$5.22		$5.40		$4.76		$4.39		$3.96

Income (loss) from investment operations:
Net investment loss	(0.12	)(4)	(0.10	)(4)	(0.11	)(4)	(0.10	)(4)	(0.10	)(1)
Net realized and unrealized gain
on investment transactions	2.65		0.29		1.31		0.67		1.02
Total from investment operations	2.53		0.19		1.20		0.57		0.92
Less distributions from net realized gains	(0.57)		(0.37)		(0.56)		(0.20)		(0.49)
Paid in capital from redemption fees(2)(5)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$7.18		$5.22		$5.40		$4.76		$4.39
Total return	55.45%		4.61%		28.12%		13.65%		25.31%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$69,126		$49,766		$51,240		$43,606		$43,518
Ratio of operating expenses to average net assets(3)	2.50%		2.32%		2.42%		2.38%		2.60%
Ratio of net investment loss to average net assets(3)	(2.42)%		(2.08)%		(2.16)%		(2.15)%		(2.47)%
Portfolio turnover rate	52%		50%		46%		46%		43%
_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)
For the period September 1, 2011 through January 2, 2021, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(5)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2020	2019	2018	2017		2016(1)
Per Share Data:
Net asset value, beginning of year	$23.91	$28.81	$18.52	$16.82		$18.95

Income (loss) from investment operations:
Net investment loss(2)	(0.42)	(0.39)	(0.34)	(0.27)		(0.29)
Net realized and unrealized gain (loss)
on investment transactions	7.98	(4.26)	10.63	1.97		(1.73)
Total from investment operations	7.56	(4.65)	10.29	1.70		(2.02)
Less distributions from net realized gains	(0.67)	(0.25)	—	—		—
Less distributions from return of capital	—	—	—	—		(0.11)
Total distributions	(0.67)	(0.25)	—	—		(0.11)
Paid in capital from redemption fees(7)	0.00 (6)	—	0.00 (6)	—		—
Net asset value, end of year	$30.80	$23.91	$28.81	$18.52		$16.82
Total return	32.23%	-16.17%	55.56%	10.11	%(3)	-10.64	%(3)

Supplemental data and ratios:
Net assets, end of year (in thousands)	$12,799	$10,825	$14,621	$10,480		$12,012
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.56%	2.22%	2.46%	2.59%		2.94%
Ratio of net operating expenses
(after waiver) to average net assets(4)	1.95%	1.95%	1.95%	1.95%		2.04%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.32)%	(1.81)%	(2.04)%	(2.19)%		(2.80)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(1.71)%	(1.54)%	(1.53)%	(1.55)%		(1.90)%
Portfolio turnover rate(5)	89%	88%	81%	60%		58%
_______________

(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund. See Note 8.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)	Less than $0.01 per share.
(7)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of year	$23.48	$28.36	$18.28	$16.66		$18.81

Income (loss) from investment operations:
Net investment loss(1)	(0.49)	(0.46)	(0.40)	(0.32)		(0.34)
Net realized and unrealized gain (loss)
on investment transactions	7.82	(4.19)	10.48	1.94		(1.71)
Total from investment operations	7.33	(4.65)	10.08	1.62		(2.05)
Less distributions from net realized gains	(0.67)	(0.25)	—	—		—
Less distributions from return of capital	—	—	—	—		(0.10)
Total distributions	(0.67)	(0.25)	—	—		(0.10)
Paid in capital from redemption fees(6)	0.00 (2)	0.02	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value, end of year	$30.14	$23.48	$28.36	$18.28		$16.66
Total return	31.83%	-16.35%	55.14%	9.72	%(3)	-10.90	%(3)

Supplemental data and ratios:
Net assets, end of year (in thousands)	$5,037	$4,538	$6,415	$4,326		$4,988
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.81%	2.47%	2.71%	2.84%		3.23%
Ratio of net operating expenses
(after waiver) to average net assets(4)	2.25%	2.25%	2.25%	2.25%		2.33%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.57)%	(2.05)%	(2.29)%	(2.44)%		(3.10)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(2.01)%	(1.83)%	(1.83)%	(1.85)%		(2.20)%
Portfolio turnover rate(5)	89%	88%	81%	60%		58%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Amount is less than $0.01.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2020		2019		2018		2017		2016
Per Share Data:
Net asset value, beginning of year	$19.26		$18.50		$11.32		$12.11		$16.86

Income (loss) from investment operations:
Net investment loss(1)	(0.35)		(0.29)		(0.29)		(0.28)		(0.31)
Net realized and unrealized gain (loss)
on investment transactions	8.09		1.05		7.47		(0.51)		(1.15)
Total from investment operations	7.74		0.76		7.18		(0.79)		(1.46)
Less distributions from net realized gains	—		—		—		—		(3.29)
Paid in capital from redemption fees(6)	0.00	(5)	—		—		—		—
Net asset value, end of year	$27.00		$19.26		$18.50		$11.32		$12.11
Total return	40.19%		4.11%		63.43%		-6.52%		-7.79%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$13,249		$9,840		$9,098		$5,870		$6,782
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.90%		2.90%		3.50%		3.86%		3.81%
Ratio of net operating expenses
(after waiver) to average net assets	2.00	%(2)	2.00	%(2)	2.40	%(2)	2.66	%(2)(3)	2.61	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.60)%		(2.52)%		(3.15)%		(3.65)%		(3.74)%
Ratio of net investment loss
(after waiver) to average net assets	(1.70	)%(2)	(1.62	)%(2)	(2.05	)%(2)	(2.45	)%(2)(3)	(2.54	)%(3)
Portfolio turnover rate(4)	83%		73%		63%		48%		43%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(5)	Less than $0.01 per share.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2020		2019		2018		2017		2016
Per Share Data:
Net asset value, beginning of year	$17.62		$16.96		$10.40		$11.16		$15.87

Income (loss) from investment operations:
Net investment loss(1)	(0.38)		(0.32)		(0.30)		(0.28)		(0.32)
Net realized and unrealized gain (loss)
on investment transactions	7.41		0.96		6.86		(0.48)		(1.10)
Total from investment operations	7.03		0.64		6.56		(0.76)		(1.42)
Less distributions from net realized gains	—		—		—		—		(3.29)
Paid in capital from redemption fees(6)	0.00	(5)	0.02		0.00	(5)	—		0.00	(5)
Net asset value, end of year	$24.65		$17.62		$16.96		$10.40		$11.16
Total return	39.90%		3.89%		63.08%		-6.81%		-8.06%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$7,674		$4,254		$2,854		$1,514		$2,037
Ratio of gross operating expenses
(prior to waiver ) to average net assets	3.15%		3.15%		3.74%		4.11%		4.16%
Ratio of net operating expenses
(after waiver) to average net assets	2.30	%(2)	2.30	%(2)	2.64	%(2)	2.91	%(2)(3)	2.96	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.83)%		(2.77)%		(3.41)%		(3.90)%		(4.09)%
Ratio of net investment loss
(after waiver) to average net assets	(1.98	)%(2)	(1.92	)%(2)	(2.31	)%(2)	(2.70	)%(2)(3)	(2.89	)%(3)
Portfolio turnover rate(4)	83%		73%		63%		48%		43%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(5)	Less than $0.01 per share.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2020

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2020:

	Level 1	Level 2		Level 3	Total
Common Stocks
Computer Programming, Data Processing, Etc.	$13,808,278	$341,592	(a)	$—	$14,149,870
Prepackaged Software	13,838,857	—		—	13,838,857
Business Services	11,072,668	—		—	11,072,668
Patent Owners & Lessors	8,105,972	—		—	8,105,972
Computer Peripheral Equipment	2,936,798	—		—	2,936,798
Calculating and Accounting Machines
(No Electronic Computers)	2,361,615	—		—	2,361,615
Catalog & Mail – Order Houses	2,238,834	—		—	2,238,834
Direct Mail Advertising Services	2,084,190	—		—	2,084,190
Communications Equipment	1,808,179	—		—	1,808,179
Personal Services	1,738,624	—		—	1,738,624
Radio, Television, and Publishers’
Advertising Representatives	1,445,808	—		—	1,445,808
Blank Checks	1,236,100	—		—	1,236,100
Semiconductors and Related Devices	1,208,350	—		—	1,208,350
Real Estate	1,132,104	—		—	1,132,104
In Vitro & In Vivo Diagnostic Substances	1,043,480	—		—	1,043,480
Miscellaneous Amusement & Recreation	777,920	—		—	777,920
Security Brokers, Dealers,
and Flotation Companies	706,654	—		—	706,654
Electronic Computers	516,160	—		—	516,160
State Commercial Banks	467,345	—		—	467,345
Offices & Clinics of Doctors of Medicine	150,983	—		—	150,983
Total Common Stocks	68,678,919	341,592		—	69,020,511
Short Term Investment
Money Market Fund	180,684	—		—	180,684
Total Investments in Securities	$68,859,603	$341,592		$—	$69,201,195

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$2,437,237	$—	$—	$2,437,237
Patent Owners & Lessors	2,261,765	—	—	2,261,765
Surgical and Medical Instruments and Apparatus	1,776,525	—	—	1,776,525
Business Services	1,658,688	—	—	1,658,688
Biological Products, (No Diagnostic Substances)	1,228,394	—	—	1,228,394
Family Clothing Stores	1,128,864	—	—	1,128,864
Industrial Organic Chemicals	966,635	—	—	966,635
Computer Peripheral Equipment	844,857	—	—	844,857
Eating Places	665,580	—	—	665,580
Calculating and Accounting Machines
(No Electronic Computers)	661,545	—	—	661,545
Real Estate	603,634	—	—	603,634
Computer Programming, Data Processing, Etc.	597,360	—	—	597,360
Personal Services	443,904	—	—	443,904
Prepackaged Software	429,155	—	—	429,155
Radio, Television, and Publishers’
Advertising Representatives	405,144	—	—	405,144
Semiconductors and Related Devices	342,225	—	—	342,225
Blank Checks	341,900	—	—	341,900
Metal Mining	256,000	—	—	256,000
Chemical and Fertilizer Mineral Mining	217,952	—	—	217,952
Medical Laboratories	191,821	—	—	191,821
In Vitro & In Vivo Diagnostic Substances	164,760	—	—	164,760
State Commercial Banks	76,995	—	—	76,995
Bituminous Coal & Lignite Surface Mining	75,340	—	—	75,340
Miscellaneous Business Services	10,354	—	—	10,354
Total Common Stocks	17,786,634	—	—	17,786,634
Short Term Investment
Money Market Fund	94,733	—	—	94,733
Total Investments in Securities	$17,881,367	$—	$—	$17,881,367

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$2,691,135	$—	$—	$2,691,135
Patent Owners & Lessors	1,990,837	—	—	1,990,837
Surgical and Medical Instruments and Apparatus	1,945,413	—	—	1,945,413
Biological Products, (No Diagnostic Substances)	1,323,256	—	—	1,323,256
Computer Peripheral Equipment	1,256,125	—	—	1,256,125
Business Services	1,205,593	—	—	1,205,593
Industrial Organic Chemicals	841,883	—	—	841,883
Communications Equipment	717,106	—	—	717,106
Real Estate	697,084	—	—	697,084
Direct Mail Advertising Services	685,317	—	—	685,317
Calculating and Accounting Machines
(No Electronic Computers)	647,820	—	—	647,820
Computer Processing & Data Preparation	614,152	—	—	614,152
Eating Places	479,541	—	—	479,541
Apparel and Accessory Stores	442,532	—	—	442,532
Blank Checks	420,800	—	—	420,800
Prepackaged Software	408,146	—	—	408,146
Computer Communications Equipment	391,360	—	—	391,360
Semiconductors and Related Devices	348,140	—	—	348,140
Help Supply Services	288,600	—	—	288,600
Mining & Quarrying of
Nonmetallic Minerals (No Fuels)	266,914	—	—	266,914
Metal Mining	256,000	—	—	256,000
Sausages & Other Prepared Meal Products	243,200	—	—	243,200
Gold and Silver Ores	241,086	—	—	241,086
Security Brokers, Dealers, and Flotation Companies	210,086	—	—	210,086
State Commercial Banks	102,489	—	—	102,489
Medicinal Chemicals and Botanical Products	79,200	—	—	79,200
Computer & Office Equipment	12,140	—	—	12,140
Total Common Stocks	18,805,955	—	—	18,805,955
Short Term Investment
Money Market Fund	2,111,998	—	—	2,111,998
Total Investments in Securities	$20,917,953	$—	$—	$20,917,953

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2020. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2020. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2020, open federal tax years include the tax years ended August 31, 2017 through August 31, 2019.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

NOTE 3—CAPITAL SHARE TRANSACTIONS

At August 31, 2020, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Year Ended		Year Ended
	August 31, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	683,132	$3,876,627	547,760	$2,687,576
Reinvestments	1,167,448	5,136,769	738,431	3,286,016
Redemptions	(1,761,162)	(8,744,480)	(1,225,751)	(6,012,187)
Redemption fees	—	2,321	—	1,640
Net increase (decrease)	89,418	$271,237	60,440	$(36,955)
Shares Outstanding:
Beginning of year	9,540,764		9,480,324
End of year	9,630,182		9,540,764

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Year Ended		Year Ended
	August 31, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	6,265	$175,446	18,023	$475,416
Reinvestments	11,457	290,207	4,905	121,788
Redemptions	(54,907)	(1,399,688)	(77,760)	(1,921,257)
Redemption fees	—	137	—	—
Net decrease	(37,185)	$(933,898)	(54,832)	$(1,324,053)
Shares Outstanding:
Beginning of year	452,709		507,541
End of year	415,524		452,709

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

Investor Class

	Year Ended		Year Ended
	August 31, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	5,727	$126,796	59,248	$1,545,243
Reinvestments	4,813	119,542	2,396	58,532
Redemptions	(36,696)	(879,528)	(94,588)	(2,363,684)
Redemption fees	—	56	—	3,377
Net decrease	(26,156)	$(633,134)	(32,944)	$(756,532)
Shares Outstanding:
Beginning of year	193,275		226,219
End of year	167,119		193,275
Total decrease for the Fund		$(1,567,032)		$(2,080,585)

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Year Ended		Year Ended
	August 31, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	54,883	$1,155,451	45,339	$817,412
Redemptions	(75,033)	(1,622,097)	(26,334)	(448,988)
Redemption fees	—	2,262	—	—
Net increase (decrease)	(20,150)	$(464,384)	19,005	$368,424
Shares Outstanding:
Beginning of year	510,796		491,791
End of year	490,646		510,796

Investor Class

	Year Ended		Year Ended
	August 31, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	259,142	$5,654,432	233,510	$3,949,234
Redemptions	(189,158)	(3,477,045)	(160,403)	(2,669,014)
Redemption fees	—	874	—	3,235
Net increase	69,984	$2,178,261	73,107	$1,283,455
Shares Outstanding:
Beginning of year	241,383		168,276
End of year	311,367		241,383
Total increase for the Fund		$1,713,877		$1,651,879

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at August 31, 2020:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	3
Micro Cap Growth Fund Institutional Class	2
Micro Cap Growth Fund Investor Class	2

NOTE 4—INVESTMENT TRANSACTIONS

During the year ended August 31, 2020, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$25,077,781	$31,494,388
Small Cap Growth Fund	13,592,501	15,469,657
Micro Cap Growth Fund	11,780,431	11,502,743

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the year ended August 31, 2020.

NOTE 5—TAX INFORMATION

At August 31, 2020, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Cost of Investments	$33,963,110	$12,602,663	$14,575,091
Gross unrealized appreciation	36,658,572	6,432,536	7,280,166
Gross unrealized depreciation	(1,420,487)	(1,153,832)	(937,304)
Net unrealized appreciation	$35,238,085	$5,278,704	$6,342,862
Undistributed ordinary income	—	486,107	305,141
Undistributed long-term capital gains	8,116,604	522,886	323,827
Total distributable earnings	$8,116,604	$1,008,993	$628,968
Other accumulated losses	$(555,327)	$—	$—
Total accumulated earnings	$42,799,362	$6,287,697	$6,971,830

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  During the year ended August 31, 2020, the Micro Cap Growth Fund utilized capital loss carryforwards of $354,247.

For the fiscal year ended August 31, 2020, the following funds deferred late year losses in the following amounts:

Internet	Small Cap	Micro Cap
Fund	Growth Fund	Growth Fund
$555,327	$ —	$ —

The Internet Fund paid $5,360,215 out of long-term capital gains during the fiscal year ended August 31, 2020 and paid $3,389,843 out of long-term capital gains for the fiscal year ended August 31, 2019.  The Small Cap Growth Fund paid $250,924 out of long-term capital gains and $170,984 out of short-term capital gains (ordinary income) for the fiscal year ended August 31, 2020 and paid $185,341 out of long-term capital gains (ordinary income) during the fiscal year ended August 31, 2019.  The Micro Cap Growth Fund made no distributions during the fiscal year ended August 31, 2020 and the fiscal year ended August 31, 2019.

Reclassification Adjustments:  Capital stock and distributable earnings (consisting of accumulated net investment income (loss) and accumulated net realized gain (loss)) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, equalization, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2020 reclassifications were recorded as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Distributable Earnings	$749,500	$117,857	$138,305
Capital Stock	(749,500)	(117,857)	(138,305)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million; 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 1.10% of the Micro Cap Growth Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2021. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2020, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2021.  The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the fiscal year ended August 31, 2020, fees of $90,687 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2021.  The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the fiscal year ended August 31, 2020, fees of $130,104 were waived by the Adviser with respect to the Micro Cap Growth Fund.

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$80,287	$97,552	August 31, 2021
45,887	109,011	August 31, 2022
90,687	130,104	August 31, 2023
$216,861	$336,667

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) an indirect wholly owned subsidiary of U.S. Bancorp serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2021, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $121,538 in expenses pursuant to the Internet Fund Plan for the fiscal year ended August 31, 2020.

The Corporation, on behalf of the Small Cap Growth Fund and Micro Cap Growth Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Micro Cap Growth Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2021, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $11,018 and the Micro Cap Growth Fund incurred $10,263 in expenses pursuant to the Plan for the fiscal year ended August 31, 2020.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.

Science and Technology Risk:  The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Micro Cap Growth Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2020

company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—SUBSEQUENT EVENTS

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund(s)’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds distributor.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

In preparing these financial statements, the Funds have evaluated events after August 31, 2020 and determined that there were no other subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Jacob Funds, Inc.
and the Shareholders of Jacob Internet Fund,
Jacob Small Cap Growth Fund, and Jacob Micro Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Micro Cap Growth Fund, each a series of shares of beneficial interest in Jacob Funds, Inc. (the “Funds”), including the schedules of investments, as of August 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Jacob Funds, Inc. since 2010.

Philadelphia, Pennsylvania
October 26, 2020

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended August 31, 2020 for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/2020–8/31/2020) for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/20	Value 8/31/20	3/1/20–8/31/20*
Actual	$1,000.00	$1,554.10	$15.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.92	$12.30
_______________
*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.43% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/20	Value 8/31/20	3/1/20–8/31/20*
Actual	$1,000.00	$1,228.10	$10.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.33	$9.88
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/20	Value 8/31/20	3/1/20–8/31/20*
Actual	$1,000.00	$1,226.20	$12.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.82	$11.39
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/20	Value 8/31/20	3/1/20–8/31/20*
Actual	$1,000.00	$1,306.20	$11.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.08	$10.13
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.00% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Micro Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/20	Value 8/31/20	3/1/20–8/31/20*
Actual	$1,000.00	$1,304.90	$13.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.57	$11.64
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.30% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Form N-PORT is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	5.97%
Micro Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2020 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	3.63%
Micro Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	100.00%
Micro Cap Growth Fund	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2020:

Internet Fund	6,109,715
Small Cap Growth Fund	368,782
Micro Growth Cap Fund	138,305

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Information about Directors

The business and affairs of the Funds are managed under the direction of the Corporation’s Board of Directors.  Information pertaining to the Directors of the Corporation is set forth below.  The Statement of Additional Information includes additional information about the Corporation’s Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-JACOB-FX (522-6239).

				Number of
		Term of		Portfolios
	Position(s)	Office &		in Fund	Other
	Held	Length		Complex	Directorships
	within the	of Time	Principal Occupation	Overseen	Held by
Name, Address and Age	Corporation	Served(1)	During Past Five Years	by Director	Director
Independent Directors:
William B. Fell	Director	Since	Chief Financial Officer, Rhoads	3	None
c/o Jacob Asset Management		1999	Industries, Inc., since 2012;
727 2nd St. #106			Accounting and Financial
Hermosa Beach, CA 90254			Consultant, 2010-2012.
Age: 51

Christopher V. Hajinian	Director	Since	Media Production, since 2011;	3	None
c/o Jacob Asset Management		1999	Property Management, since
727 2nd St. #106			2008.
Hermosa Beach, CA 90254
Age: 51

Jeffrey I. Schwarzschild	Director	Since	Chief Counsel, California	3	None
c/o Jacob Asset Management		1999	Conservation Corps, since
727 2nd St. #106			September 2011.
Hermosa Beach, CA 90254
Age: 49

Interested Director:
Ryan I. Jacob(2)	Director,	Since	Chairman and Chief Executive	3	None
c/o Jacob Asset Management	President,	1999	Officer of the Adviser since 1999.
727 2nd St. #106	Chairman of
Hermosa Beach, CA 90254	the Board
Age: 51	and Chief
	Executive
	Officer

(continued on next page)

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

(continued from previous page)

Term of
	Position(s)	Office &
	Held	Length
	within the	of Time	Principal Occupation
Name, Address and Age	Corporation	Served(1)	During Past Five Years
Officers:
Francis J. Alexander(3)	Vice	Since	Member of the Adviser and portfolio manager of the
c/o Jacob Asset Management	President,	1999	Internet Fund since inception in 1999; President,
727 2nd St. #106	Secretary and		Alexander Capital Management, Inc., March 1985 to
Hermosa Beach, CA 90254	Treasurer		June 2017.
Age: 76

Shane Morris(3)	Chief	Since	Operations Manager for the Adviser since July 2008.
c/o Jacob Asset Management	Compliance	July
727 2nd St. #106	Officer and	2008
Hermosa Beach, CA 90254	Anti-Money
Age: 43	Laundering
Compliance
Officer
__________
(1)	Each Director holds office during the lifetime of the Funds, until his termination, or until the election and qualification of his successor.
(2)	Ryan I. Jacob is deemed to be an “interested person” of the Funds (as defined in the 1940 Act) because of his affiliation with the Adviser.
(3)	Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

Annual Report

August 31, 2020

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Micro Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. William B. Fell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$40,500	$40,500
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$6,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant’s investment adviser and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    October 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    October 29, 2020

By (Signature and Title)      /s/Francis Alexander
Francis Alexander, Treasurer/Principal Financial Officer

Date    November 5, 2020